Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Schedule of outstanding borrowings
	2012	2011
Short-term borrowings:
Federal Home Loan Bank advances	$5,000,000	$5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	1,000,000	6,000,000
	$6,000,000	$11,000,000

Schedule of borrowings with maturity dates
	Interest
	Rate
2013	5.00%	5,000,000
2014	5.33%	1,000,000
		$6,000,000